Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 8,588,000,000	$ 17,503,000,000
Derivative liabilities	14,289,000,000	10,038,000,000
Remaining term to maturity (notional amounts)	395,957,000,000	440,098,000,000
Credit equivalent amount	2,002,000,000	4,176,000,000
Capital Requirement	38,000,000	76,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	8,588,000,000	17,503,000,000
Derivative liabilities	(14,289,000,000)	(10,038,000,000)
Fair value, net	(5,701,000,000)	7,465,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	314,357,000,000	354,376,000,000
Credit equivalent amount	491,000,000	1,994,000,000
Capital Requirement	13,000,000	43,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	6,414,000,000	15,693,000,000
Derivative liabilities		(8,653,000,000)
Fair value, net	(6,408,000,000)	7,040,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	126,450,000,000	117,030,000,000
Credit equivalent amount	419,000,000	1,582,000,000
Capital Requirement	9,000,000	29,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	5,992,000,000	12,112,000,000
Derivative liabilities	(8,135,000,000)	(7,717,000,000)
Fair value, net	(2,143,000,000)	4,395,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	141,631,000,000	183,526,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	254,000,000	441,000,000
Derivative liabilities	(219,000,000)	(453,000,000)
Fair value, net	35,000,000	(12,000,000)
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	28,414,000,000	31,168,000,000
Credit equivalent amount	8,000,000	299,000,000
Capital Requirement		5,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	70,000,000	2,625,000,000
Derivative liabilities	(4,468,000,000)	(483,000,000)
Fair value, net	(4,398,000,000)	2,142,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,772,000,000	11,944,000,000
Interest rate swaps [Member] | Futures [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, net	0
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,090,000,000	10,708,000,000
Credit equivalent amount	64,000,000	113,000,000
Capital Requirement	4,000,000	9,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	98,000,000	515,000,000
Fair value, net	98,000,000	515,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,336,000,000	14,798,000,000
Credit equivalent amount	89,000,000	85,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	226,000,000	58,000,000
Derivative liabilities	(258,000,000)	(79,000,000)
Fair value, net	(32,000,000)	(21,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,319,000,000	3,086,000,000
Foreign exchange [Member] | Futures [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, net	0
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	40,870,000,000	37,713,000,000
Credit equivalent amount	1,166,000,000	1,302,000,000
Capital Requirement	23,000,000	25,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	2,067,000,000	801,000,000
Derivative liabilities	(1,846,000,000)	(2,181,000,000)
Fair value, net	221,000,000	(1,380,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	159,000,000	44,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	4,000,000	1,000,000
Fair value, net	4,000,000	1,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,813,000,000	11,359,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,160,000,000	17,730,000,000
Credit equivalent amount	232,000,000	766,000,000
Capital Requirement	2,000,000	8,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	335,000,000	1,616,000,000
Derivative liabilities	(218,000,000)	(17,000,000)
Fair value, net	117,000,000	1,599,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	943,000,000	992,000,000
Credit equivalent amount	24,000,000	29,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	26,000,000	57,000,000
Derivative liabilities	(7,000,000)	(10,000,000)
Fair value, net	19,000,000	47,000,000
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	395,957,000,000	440,098,000,000
Credit equivalent amount	2,002,000,000	4,176,000,000
Capital Requirement	38,000,000	76,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	9,072,000,000	18,226,000,000
Derivative liabilities	(15,151,000,000)	(10,940,000,000)
Fair value, net	(6,079,000,000)	7,286,000,000
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	484,000,000	723,000,000
Derivative liabilities	(862,000,000)	(902,000,000)
Fair value, net	(378,000,000)	(179,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	580,000,000	2,500,000,000
Derivative liabilities	2,656,000,000	294,000,000
Remaining term to maturity (notional amounts)	77,262,000,000	97,100,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	38,572,000,000	54,262,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,817,000,000	4,554,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,494,000,000	21,722,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,290,000,000	14,636,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,772,000,000	11,944,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,199,000,000	1,406,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,336,000,000	14,798,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,319,000,000	3,086,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,026,000,000	1,941,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	15,000,000	11,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,813,000,000	11,359,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,634,000,000	10,974,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	547,000,000	669,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	77,262,000,000	97,100,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	556,000,000	1,803,000,000
Derivative liabilities	1,956,000,000	387,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	556,000,000	1,000,000,000
Derivative liabilities	1,146,000,000	379,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	65,612,000,000	84,070,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	51,071,000,000	68,129,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	19,253,000,000	21,884,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,823,000,000	27,665,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	13,926,000,000	15,791,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,069,000,000	2,789,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		0
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,475,000,000	8,869,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	144,000,000	33,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,526,000,000	6,716,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	396,000,000	323,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	65,612,000,000	84,070,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	6,896,000,000	12,200,000,000
Derivative liabilities	8,531,000,000	8,978,000,000
Remaining term to maturity (notional amounts)	253,083,000,000	258,928,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	224,714,000,000	231,985,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	98,380,000,000	90,592,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	122,314,000,000	134,139,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	198,000,000	741,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,822,000,000	6,513,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	28,369,000,000	26,903,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		40,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 253,083,000,000	$ 258,928,000,000